Subsequent Events (Details) $ / shares in Units, ₪ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) shares	Feb. 28, 2026 USD ($)	Dec. 31, 2026 USD ($)	Mar. 05, 2026 USD ($) $ / shares	Feb. 28, 2026 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash and cash equivalents						$ 311,356,000	$ 660,939,000	$ 609,622,000
Subsequent Event Type [Member]
Proceeds from Issuance of Private Placement	$ 260,000,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 500,000,000
wix:DiscountToClosingPrice	0.05
wix:WarrantPerUnit | shares	0.25
wix:StrikePricePremium	0.25
wix:UnitsSold | shares	3,266,699
Stock Issued During Period, Shares, New Issues | shares	3,266,699
wix:WarrantsUnderlyingShares | shares	816,674
wix:SharesPerUnit | shares	1
Subsequent Event Type [Member] | Maximum
wix:ShareRepurchaseProgramTenderOfferSharePrice | $ / shares				$ 92
Subsequent Event Type [Member] | Minimum
wix:ShareRepurchaseProgramTenderOfferSharePrice | $ / shares				$ 80
Subsequent Event Type [Member] | wix:TreasuryBills | Asset Pledged as Collateral
Cash and cash equivalents | ₪					₪ 1,000,000
Subsequent Event Type [Member] | Cash and Cash Equivalents | Asset Pledged as Collateral
Cash and cash equivalents		120,000,000
Subsequent Event Type [Member] | wix:FristTranche
Line of Credit Facility, Maximum Borrowing Capacity		$ 400,000,000
Debt Instrument, Basis Spread on Variable Rate		0.40%
Subsequent Event Type [Member] | wix:SecondTranche
Line of Credit Facility, Maximum Borrowing Capacity		$ 100,000,000
Debt Instrument, Basis Spread on Variable Rate		1.15%
Subsequent Event Type [Member] | Authorized in 2026 [Member]
Stock Repurchase Program, Authorized Amount			$ 2,000,000,000
Subsequent Event Type [Member] | wix:DutchAuctionTenderOfferMember
Share Repurchase Program, Authorized, Amount				$ 1,750,000,000